Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Financial assets
Cash and deposits with banks	$ 48,064
Securities	254,345	$ 211,348	[1]
Cash collateral on securities borrowed	17,028	14,651	[1]
Securities purchased under resale agreements	83,721	80,184	[1]
Loans
Residential mortgages	280,672	274,244	[1]
Credit card	20,551	18,538	[1]
Business and government	214,299	194,870	[1]
Derivative instruments	36,435	33,243	[1]
Customers' liability under acceptances	6	10,816	[1]
Deposits
Bank	20,009	22,296	[1]
Derivative instruments	40,654	41,290	[1]
Obligations related to securities sold short	21,642	18,666	[1]
Obligations related to securities sold under repurchase agreements	110,153	87,118	[1]
Subordinated indebtedness	7,465	6,483	[1]
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	48,064	55,718
Securities	71,610	67,294
Cash collateral on securities borrowed	17,028	14,651
Securities purchased under resale agreements	58,744	66,797
Loans
Residential mortgages	280,220	273,785
Personal	45,739	44,570
Credit card	19,649	17,853
Business and government	212,454	192,856
Customers' liability under acceptances	6	10,816
Other assets	20,121	18,651
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Securities	106,042	82,723
Securities purchased under resale agreements	24,977	13,387
Loans
Residential mortgages	3	3
Business and government	116	126
Derivative instruments	36,435	33,243
Other assets	364
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government	105	144
Financial assets at fair value through OCI [member]
Financial assets
Securities	76,693	61,331
Carrying value [member]
Financial assets
Cash and deposits with banks	48,064	55,718
Securities	254,345	211,348
Cash collateral on securities borrowed	17,028	14,651
Securities purchased under resale agreements	83,721	80,184
Loans
Residential mortgages	280,223	273,788
Personal	45,739	44,570
Credit card	19,649	17,853
Business and government	212,675	193,126
Derivative instruments	36,435	33,243
Customers' liability under acceptances	6	10,816
Other assets	20,485	18,651
Financial liabilities at amortised cost [member]
Deposits
Personal	235,593	225,183
Business and government	414,441	392,021
Bank	20,009	22,296
Secured borrowings	55,285	48,098
Acceptances	6	10,820
Cash collateral on securities lent	7,997	8,081
Obligations related to securities sold under repurchase agreements	100,407	82,403
Other liabilities	20,651	18,459
Subordinated indebtedness	7,465	6,483
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	40,654	41,290
Obligations related to securities sold short	21,642	18,666
Other liabilities	158	119
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	17,301	13,852
Business and government	21,058	20,540
Secured borrowings	1,170	1,386
Obligations related to securities sold under repurchase agreements	9,746	4,715
Other liabilities	19	16
Carrying value [member]
Deposits
Personal	252,894	239,035
Business and government	435,499	412,561
Bank	20,009	22,296
Secured borrowings	56,455	49,484
Derivative instruments	40,654	41,290
Acceptances	6	10,820
Obligations related to securities sold short	21,642	18,666
Cash collateral on securities lent	7,997	8,081
Obligations related to securities sold under repurchase agreements	110,153	87,118
Other liabilities	20,828	18,594
Subordinated indebtedness	7,465	6,483
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	48,064	55,718
Securities	253,437	209,326
Cash collateral on securities borrowed	17,028	14,651
Securities purchased under resale agreements	83,721	80,184
Loans
Residential mortgages	279,805	268,403
Personal	45,750	44,454
Credit card	19,682	17,909
Business and government	212,744	192,727
Derivative instruments	36,435	33,243
Customers' liability under acceptances	6	10,816
Other assets	20,485	18,651
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	(908)	(2,022)
Loans
Residential mortgages	(418)	(5,385)
Personal	11	(116)
Credit card	33	56
Business and government	69	(399)
Financial liabilities at fair value [member]
Deposits
Personal	253,378	238,725
Business and government	436,528	412,983
Bank	20,009	22,296
Secured borrowings	56,588	49,353
Derivative instruments	40,654	41,290
Acceptances	6	10,820
Obligations related to securities sold short	21,642	18,666
Cash collateral on securities lent	7,997	8,081
Obligations related to securities sold under repurchase agreements	110,153	87,118
Other liabilities	20,828	18,594
Subordinated indebtedness	7,698	6,561
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	484	(310)
Business and government	1,029	422
Secured borrowings	133	(131)
Subordinated indebtedness	$ 233	$ 78

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.